RIGHT-OF-USE ASSETS AND LEASE LIABILITY - Disclosure of continuity of lease liability (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Right Of Use Assets And Lease Liability [Abstract]
Opening balance	$ 124,840	$ 0
Recognition upon adoption of IFRS 16		152,864
Lease payment	(48,175)	(48,473)
Interest on lease liability	14,760	20,449
Cumulative translation adjustment	(5,079)
Closing balance	86,346	124,840
Current portion	39,221	34,105
Long-term portion	$ 47,125	$ 90,735